Servicing Activities and Mortgage Servicing Rights Textual (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Apr. 03, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Servicing Assets at Amortized Value [Line Items]
Outstanding Principal Balance On Loans Serviced		$ 59,492,239	$ 49,422,104
Subservicing Income		2,488	2,433	2,141
Escrow Deposit		845,359	1,143,520
Escrow Deposit At Other Financial Institutions		81,732	103,871
Insurance Coverage, Errors and Ommissions		20,000	20,000
Insurance Coverage, Fidelity Bond		65,000	60,000
Unpaid Principal Balance of Acquired Servicing Rights	12,962,454
Servicing Asset at Amortized Value Acquired Additions	63,555	65,188	14,445	0
Servicing Asset at Amortized Cost		506,680	375,859	489,496	573,196
Residential Mortgage [Member]
Servicing Assets at Amortized Value [Line Items]
Outstanding Principal Balance On Loans Serviced		59,492,000	49,422,000
Outstanding Principal Balance On Loans Subserviced		1,543,000	1,776,000
Servicing Asset at Fair Value, Amount		528,848	363,173
Servicing Asset at Amortized Cost		499,973	363,159
Unpaid Principal Balance, Loans Originated and Serviced, Without MSR Basis		$ 6,677,000	$ 7,049,000